Schedule I: Condensed Financial Information of Registrant - Condensed Statements of Comprehensive Income (Loss) (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Foreign currency translation (loss) gain, tax	$ 0	$ (770)	$ 1,169
Parent Company
Segment Reporting Information [Line Items]
Foreign currency translation (loss) gain, tax	$ 0	$ (770)	$ 1,169